SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - SL BIO LTD - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	$ 2,197,249	$ 3,363,603
Income from leasing arrangement	0	42,251
Corporate Customers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	2,094,201	1,665,645
Retail Customers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	103,048	1,697,958
Exosome concentrate
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	2,157,597	3,296,766
Exosome concentrate | Corporate Customers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	2,086,707	1,665,645
Exosome concentrate | Retail Customers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	70,890	1,631,121
Skin care products
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	13,281	20,917
Skin care products | Corporate Customers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	4,091
Skin care products | Retail Customers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	9,190	20,917
Hair care products
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	26,371	45,920
Hair care products | Corporate Customers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	3,403
Hair care products | Retail Customers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	$ 22,968	$ 45,920